OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

May 5, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Variable Account Funds (the “Registrant”)

     Reg. No. 2-93177; File No. 811-811-4180

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the Registrant, dated April 30, 2009, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

Sincerely,

                                                                                                /s/ Adrienne Ruffle

Adrienne Ruffle
Vice President and
Associate Counsel

cc:     K&L Gates LLP
  Deloitte & Touche LLP

           Gloria LaFond
           Nancy S. Vann

P:\LEGAL\N-1As (open-end funds)\OVAF (11 series)\2009 SAI\497j\OVAF 497j Filing 5-5-09.doc